ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		$ 1,696,000	$ 572,000
Accounts receivable - related party (see note 17)		0	156,000
Accounts Receivable, Gross		1,696,000	728,000
Allowance for doubtful accounts		(327,000)	(87,000)
Net accounts receivable	$ 10,393,000	$ 1,369,000	$ 641,000